Equity Plans -Additional Information (Detail) - USD ($)				1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 23, 2022	Oct. 28, 2021	Apr. 01, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021	May 01, 2020
Share-based Payment Arrangement, Expense	$ 0
Rigetti Computing, Inc [Member]
Weighted Average Exercise Price						$ 0.21
Share-based Payment Arrangement, Expense					$ 1,765,371		$ 2,592,038
weighted-average grant date fair value of options granted					$ 2.70		$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 60,676,901	$ 60,676,901
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					32,073,020	32,073,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					5,775,751
Share-based Payment Arrangement, Expense, Tax Benefit					0		$ 0
Amount of cost not yet recognized for nonvested award					$ 3,107,559	$ 3,107,559
Weighted-average period over which cost not yet recognized						2 years 1 month 6 days
Rigetti Computing, Inc [Member] | Restricted Stock Units RSU
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					6,859,461	6,859,461
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					four-year
Weighted Average Exercise Price		$ 4.44	$ 2.87
Share-based Payment Arrangement, Expense					$ 0
Amount of cost to be recognized for option					$ 21,228,628	$ 21,228,628
Rigetti Computing, Inc [Member] | Two thousand Thirteen Equity Incentive Plan [Member]
Number of shares issued under share-based payment arrangement.						29,011,572
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					4,954,141	4,954,141
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award						four
Sharebased compensation arrangement by sharebased payment award vesting period						10 years
Weighted Average Exercise Price				$ 0.214
Share-based Payment Arrangement, Expense				$ 234,479
Amount of cost to be recognized for option								$ 90,000